UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21985

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Schedule of Investments - December 31, 2014 (unaudited)

Hatteras Core Alternatives TEI Institutional Fund, L.P.  (1)

Investment in Hatteras Core Alternatives Offshore Institutional Fund, LDC, at value - 99.98%	$427,944,104
Other assets in excess of liabilities - 0.02%	97,068
Partners’ Capital — 100.00%	$428,041,172

Hatteras Core Alternatives Offshore Institutional Fund, LDC  (2)

Investment in Hatteras Master Fund, L.P., at value - 100.00%	$427,944,104
Other assets in excess of liabilities - 0.00%	2,992
Partners’ Capital — 100.00%	$427,947,096

(1)	Invests the majority of its assets in Hatteras Core Alternatives Offshore Institutional Fund, LDC.
The Schedule of Investments is included above.

(2)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - December 31, 2014  (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

	Cost	Fair Value
Investments in Adviser Funds and Securities - (103.36%)
Absolute Return - (4.51%)
Citadel Wellington, LLC (Class A) (a), (b), (c)	$14,766,791	$32,336,379
D.E. Shaw Composite Fund, LLC (a), (b), (d)	754,902	1,097,624
Eton Park Fund, L.P. (a), (b), (d)	574,784	668,359
Marathon Fund, L.P. (a), (b), (d)	14,705	18,969
Montrica Global Opportunities Fund, L.P. (a), (b), (d)	14,320	5,087
OZ Asia, Domestic Partners, L.P. (a), (b), (d)	722,448	570,678
Perry Partners, L.P. (a), (b), (d)	103,160	164,416
Pipe Equity Partners (a), (b), (d)	8,437,378	2,778,813
Pipe Select Fund, LLC (a), (b), (d)	3,905,063	3,967,502
Stark Investments, L.P. (a), (b), (d)	418,093	356,722
Stark Select Asset Fund, LLC (a), (b), (d)	284,412	224,426
Total Absolute Return	29,996,056	42,188,975

	Shares	Cost	Fair Value
Enhanced Fixed Income - (8.29%)
BDCM Partners I, L.P. (a), (b), (d)		11,359,861	12,309,205
Contrarian Capital Fund I, L.P. (a), (b)		7,219,629	13,942,514
Drawbridge Special Opportunities Fund, L.P. (a), (b), (d)		267,028	474,727
Fortress VRF Advisors I, LLC (a), (b), (d)		3,836,287	629,060
Halcyon European Structured Opportunities Fund, L.P. (a), (b), (d)		103,648	26,551
Harbinger Capital Partners Fund I, L.P. (a), (b), (d)		4,552,148	879,267
Harbinger Class L Holdings (U.S.), LLC (a), (b), (d)		45,525	29,509
Harbinger Class LS Holdings I (U.S.) Trust, Series 2 (a), (b), (d)	2,458	6,226,158	0
Harbinger Class PE Holdings (U.S.) Trust, Series 1 (a), (b), (d)	3	669,186	357,666
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (d)		12,326,927	4,780,655
Indaba Capital Partner, L.P. (a), (b)		20,000,000	24,970,928
Marathon Special Opportunities Fund, L.P. (a), (b), (d)		771,293	771,382
Prospect Harbor Designated Investments, L.P. (a), (b), (d)		178,902	411,712
Providence MBS Fund, L.P. (a), (b)		13,030,090	17,811,598
Strategic Value Restructuring Fund, L.P. (a), (b), (d)		75,624	66,472
Total Enhanced Fixed Income		80,662,306	77,461,246

	Cost	Fair Value
Opportunistic Equity - (36.53%)
Broadfin Healthcare Fund, L.P. (a), (b), (c)	13,637,675	33,885,444
Camcap Resources, L.P. (a), (b), (d)	491,057	216,332
Crosslink Crossover Fund IV, L.P. (a), (b), (d)	606,819	2,124,539
Crosslink Crossover Fund V, L.P. (a), (b), (d)	560,674	2,348,285
Crosslink Crossover Fund VI, L.P. (a), (b), (d)	8,091,101	10,755,183
EMG Investments, LLC (b), (d)	902,385	6,405,754
Falcon Edge Global, L.P. (b), (c)	25,996,287	31,976,855
Gavea Investment Fund II, L.P. (a), (b), (d)	37,620	384,271
Gavea Investment Fund III, L.P. (a), (b), (d)	1,167,910	7,786,447
Glade Brook Global Domestic Fund, L.P. (a), (b), (c)	25,000,000	32,161,741
Glade Brook Private Investors, LLC (a), (b), (d)	4,599,237	13,608,011
Hound Partners, L.P. (a), (b), (c)	20,318,199	29,557,058
Light Street Argon, L.P. (a), (b), (d)	15,000,000	14,387,769
Passport Long Short Fund, L.P. (a), (b)	20,000,000	18,667,478
Samlyn Onshore Fund, L.P. (a), (b), (c), (d)	202,375	153,617
Sansar Capital Holdings, Ltd. (a), (b), (d)	162,832	244,736
SR Global Fund, L.P. (Japan), Class H (a), (b)	24,000,000	26,500,478
Teng Yue Partners Fund, L.P. (a), (b)	24,000,000	39,335,907
The Raptor Private Holdings, L.P. (a), (b), (d)	183,652	140,116
The Russian Prosperity Fund (a), (b)	6,538,876	4,000,085
Tybourne Equity (US) Fund (b), (c)	18,750,574	23,304,199
Valiant Capital Partners, L.P. (a), (b), (c)	6,439,252	10,667,860
Viking Global Equities, L.P. (a), (b), (c)	17,166,317	32,244,260
WCP Real Estate Strategies Fund, L.P. (a), (b), (d)	1,210,203	667,605
Total Opportunistic Equity	235,063,045	341,524,030

	Shares/Contracts	Cost	Fair Value
Private Investments - (48.66%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (b)		321,784	354,411
ABRY Advanced Securities Fund III, L.P. (a), (b)		599,649	550,384
ABRY Partners VI, L.P. (b)		1,167,090	2,856,889
ABRY Partners VII, L.P. (b)		3,557,404	4,226,269
Accel-KKR Capital Partners III, L.P. (b)		5,611,857	4,615,954
Accel-KKR Capital Partners IV, L.P. (a), (b)		738,499	611,860
Arclight Energy Partners Fund III, L.P. (b)		782,446	1,026,625
Arclight Energy Partners Fund IV, L.P. (b)		1,400,811	1,233,477
Arclight Energy Partners Fund V, L.P. (a), (b)		2,863,353	3,114,936
Ascendent Capital Partners I, L.P. (b)		1,693,331	2,093,906
BDCM Opportunity Fund II, L.P. (b)		3,416,840	6,322,252
Benson Elliot Real Estate Partners II, L.P. (a), (b)		5,062,768	1,577,579
Cadent Energy Partners II, L.P. (b)		4,717,747	9,977,691

Canaan Natural Gas Fund X, L.P. (b)	4,814,563	3,804,658
CDH Fund IV, L.P. (b)	5,702,477	7,430,111
CDH Venture Partners II, L.P. (b)	4,042,077	4,754,604
China Special Opportunities Fund III, L.P. (a), (b)	6,972,652	8,274,516
Claremont Creek Ventures, L.P. (a), (b)	1,795,416	1,539,182
Claremont Creek Ventures II, L.P. (a), (b)	2,537,142	4,420,665
Colony Investors VII, L.P. (b)	2,710,480	487,700
Colony Investors VIII, L.P. (b)	7,832,339	2,169,902
CX Partners Fund Limited (a), (b)	6,664,247	6,260,000
Dace Ventures I, L.P. (b)	2,265,328	1,417,912
Darwin Private Equity I, L.P. (b)	5,510,216	3,084,501
ECP HIS (Mauritius) Limited (a), (b)	5,000,000	5,000,000
EMG AE Permian Co-Investment, LP (a), (b)	3,000,000	2,997,716
EnerVest Energy Institutional Fund X-A, L.P. (b)	2,177,100	1,761,108
EnerVest Energy Institutional Fund XI-A, L.P. (b)	6,173,794	10,964,447
Fairhaven Capital Partners, L.P. (a), (b)	4,708,021	3,474,682
Falcon Sovereign, L.P. (a), (b)	4,000,000	3,754,306
Florida Real Estate Value Fund, L.P. (a), (b)	3,005,118	4,048,691
Forum European Realty Income III, L.P. (a), (b)	4,332,221	4,142,405
Garrison Opportunity Fund, LLC (a), (b)	1,916,569	5,807,006
Garrison Opportunity Fund II A, LLC (a), (b)	624,638	3,984,385
Glade Brook Private Investors II, LLC (a), (b)	4,088,000	4,401,848
Glade Brook Private Investors III, LLC (a), (b)	3,000,000	3,000,000
Great Point Partners I, L.P. (b)	2,511,935	4,177,350
Greenfield Acquisition Partners V, L.P. (b)	2,966,520	1,871,413
GTIS Brazil Real Estate Fund, L.P. (b)	6,750,575	8,089,074
Halifax Capital Partners II, L.P. (b)	1,686,377	1,918,750
Halifax Capital Partners III, L.P. (b)	1,561,139	1,895,000
Hancock Park Capital III, L.P. (a), (b)	904,413	2,002,147
Healthcor Partners Fund, L.P. (b), (c)	3,595,343	5,153,210
Hillcrest Fund, L.P. (b)	5,247,223	4,735,012
Intervale Capital Fund, L.P. (b)	1,217,097	2,101,109
J.C. Flowers III, L.P. (b)	3,485,322	5,261,404
LC Fund V, L.P. (b)	3,227,663	4,324,210
Lighthouse Capital Partners VI, L.P. (b)	2,012,677	1,838,537
Merit Energy Partners F-II, L.P. (b)	1,156,832	906,345
Mid Europa Fund III, L.P. (b)	4,904,550	4,217,593
Midstream & Resources Follow-On Fund, L.P. (b)	2,005,408	9,636,540
Monomoy Capital Partners II, L.P. (b)	3,461,942	2,272,520
Natural Gas Partners VIII, L.P. (b)	815,570	2,968,000
Natural Gas Partners IX, L.P. (b)	3,409,445	4,762,051
Natural Gas Partners X, L.P. (b)	2,058,947	2,132,000
Natural Gas Partners XI, L.P. (a), (b)	16,949	16,949
New Horizon Capital III, L.P. (b)	4,922,186	7,802,938
NGP Energy Technology Partners, L.P. (a), (b)	755,471	155,025
NGP Energy Technology Partners II, L.P. (b)	4,436,542	4,505,516
NGP Midstream & Resources, L.P. (b)	4,094,247	8,658,331

Northstar Equity Partners III Limited (a), (b)	2,981,433	3,037,735
OCM European Principal Opportunties Fund, L.P. (b)	1,894,091	241,428
OCM Mezzanine Fund II, L.P. (b)	472,661	1,106,884
OIJ 1 Fund (a), (b)	231,860	231,860
ORBIS Real Estate Fund I, L.P. (a), (b)	3,049,087	1,624,485
Orchid Asia IV, L.P. (b)	3,690,970	4,090,838
Parmenter Realty Fund IV, L.P. (b)	2,416,635	2,869,328
Patron Capital III, L.P. (a), (b)	4,644,293	3,512,644
Pearlmark Mezzanine Realty Partners III, LLC (b)	4,925,974	3,952,474
Pennybacker II, L.P. (b)	2,069,544	2,440,000
Phoenix Real Estate Fund PTE Limited (a), (b)	4,412,627	4,701,487
Phoenix Real Estate Fund (T), L.P. (a), (b)	972,599	554,073
Pine Brook Capital Partners, L.P. (b)	8,063,040	8,911,892
Private Equity Investment Fund V, L.P. (a), (b)	12,084,707	14,859,963
Private Equity Investors Fund IV, L.P. (b)	2,656,415	2,208,764
Quantum Energy Partners IV, L.P. (b)	5,185,140	6,137,192
Quantum Energy Partners V, L.P. (a), (b)	8,122,822	9,170,691
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)	4,816,673	2,438,657
Roundtable Healthcare Management III, L.P. (a), (b)	3,976,153	3,539,946
Roundtable Healthcare Partners II, L.P. (b)	842,214	2,321,874
Saints Capital VI, L.P. (b)	6,599,171	6,480,521
Sanderling Venture Partners VI Co-Investment Fund, L.P. (b)	605,610	857,497
Sanderling Venture Partners VI, L.P. (a), (b)	853,294	1,277,778
SBC Latin America Housing US Fund, L.P. (b)	3,461,146	4,346,289
Sentient Global Resources Fund III, L.P. (a), (b)	12,507,019	12,925,560
Sentient Global Resources Fund IV, L.P. (a), (b)	4,147,301	3,735,217
Singerman Real Estate Opportunity Fund I, L.P. (b)	2,339,904	2,700,000
Sovereign Capital III, L.P. (a), (b)	4,833,396	7,091,249
Square Mile Lodging Opportunity Partners, L.P. (b)	736,855	809,262
Square Mile Partners III, L.P. (b)	2,887,613	3,171,662
Sterling Capital Partners II, L.P. (b)	1,685,745	1,334,942
Sterling Group Partners III, L.P. (a), (b)	3,817,564	4,431,199
Strategic Value Global Opportunities Fund I-A, L.P. (b)	2,783,079	922,312
Talara Opportunities II, LP (a), (b)	600,794	560,898
TDR Capital AS 2013, L.P. (a), (b)	6,184,080	12,101,642
Tenaya Capital V, L.P. (b)	3,369,931	3,827,278
The Column Group, L.P. (b)	3,890,151	5,520,785
The Energy and Minerals Group Fund II, L.P. (b)	3,833,049	6,733,337
The Energy and Minerals Group Fund III, L.P. (b)	1,580,100	1,523,236
The Founders Fund III, L.P. (b)	4,713,540	13,520,574
The Founders Fund IV, L.P. (b)	2,655,726	5,514,618
Tiger Global Investments Partners VI, L.P. (a), (b)	4,865,045	6,172,503
Tiger Global Investments Partners VII, L.P. (a), (b)	2,220,000	3,259,995
TPF II, L.P. (b)	3,821,447	2,167,970
Trivest Fund IV, L.P. (b)	4,605,472	4,894,455
Trivest Fund V, L.P. (a), (b)	663,864	934,527
True Ventures III, L.P. (b)	1,942,142	2,341,993

Urban Oil and Gas Partners A-1, L.P. (b)		6,594,199	5,552,746
Urban Oil and Gas Partners B-1, L.P. (b)		2,377,011	2,538,261
VCFA Private Equity Partners IV, L.P. (b)		1,084,090	510,812
VCFA Venture Partners V, L.P. (b)		3,531,440	3,428,960
Voyager Capital Fund III, L.P. (b)		2,354,418	3,557,408
WCP Real Estate Fund I, L.P. (a), (b)		1,709,933	1,310,419
Westview Capital Partners II, L.P. (b)		6,528,278	8,137,459
Zero2IPO China Fund II, L.P. (a), (b)		4,308,480	5,594,868
Total Investments in Adviser Funds		390,210,175	454,684,049

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	206,025
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	206,025

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		391,709,544	454,890,074

	Shares	Cost	Fair Value
Tactical Trading - (5.37%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P. (a), (b), (d)		365,201	284,707
Drawbridge Global Macro Fund, L.P. (a), (b), (d)		3,807	3,776
Hayman Capital Partners, L.P. (a), (b)		18,000,000	18,019,286
Ospraie Special Opportunities Fund, L.P. (a), (b), (d)		357,066	883,391
Touradji Private Equity Onshore Fund, Ltd. (a), (b), (d)		2,671,463	1,131,328
Total Investments in Adviser Funds		21,397,537	20,322,488

Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	607,000	28,273,987	29,882,610
Total Investments in Exchange Traded Funds		28,273,987	29,882,610
Total Tactical Trading		49,671,524	50,205,098

Total Investments in Adviser Funds and Securities (cost $787,102,475)			966,269,423

Short-Term Investments - (2.07%)
Federated Prime Obligations Fund #10, 0.03% (e)	19,357,210	19,357,210	19,357,210
Total Short-Term Investments (cost $19,357,210)			19,357,210
Total Investments (cost $806,459,685) (105.43%)			985,626,633
Liabilities in excess of other assets (-5.43%)			(50,789,129)
Partners’ capital - (100.00%)			$934,837,504

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these securities  as of December 31, 2014 was $158,199,740 and $236,221,278, respectively.

(d) - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.  The total cost and fair value of these securities as of December 31, 2014 was $92,255,254 and $92,114,669, respectively.

(e) - The rate shown is the annualized 7-day yield as of December 31, 2014.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•          Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•          Level 2 — other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term” (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.).

•          Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$33,004,738	$9,184,237	$42,188,975
Enhanced Fixed Income	—	31,820,584	45,640,662	77,461,246
Opportunistic Equity	—	286,021,274	55,502,756	341,524,030
Private Investments	—	—	454,890,074	454,890,074
Tactical Trading	29,882,610	18,019,286	2,303,202	50,205,098
Short-Term Investment	19,357,210	—	—	19,357,210
Total	$49,239,820	$368,865,882	$567,520,931	$985,626,633

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments

	Balances				Change in			Balances
	as of	Transfer	Transfers between		Unrealized			as of
	March 31,	out of Level 3	Investment	Net Realized	Appreciation/	Gross	Gross	December 31,
Investments	2014	into Level 2*	Categories***	Gain (Loss)	(Depreciation)	Purchases	Sales	2014
Absolute Return	$10,283,096	$1,393,583	—	$(322,634)	$(930,755)	$—	$(1,239,053)	$9,184,237
Enhanced Fixed Income	32,534,007	21,726,132	—	(1,355,915)	(3,337,203)	—	(3,926,359)	$45,640,662
Opportunistic Equity	48,152,279	(3,173,327)	13,381,413	2,223,419	3,148,403	26,488	(8,255,919)	$55,502,756
Private Investments	458,558,835	—	(13,381,413)	(3,643,821)	22,956,881	47,435,307	(57,035,715)	$454,890,074
Tactical Trading	2,258,408	—	—	1,943	250,141	—	(207,290)	$2,303,202
Total Investments	$551,786,625	$19,946,388	$—	$(3,097,008)	$22,087,467	$47,461,795	$(70,664,336)	$567,520,931

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 or 3 for the period ended December 31, 2014.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2014 is $(24,981,341).

Adviser Funds categorized as Level 3 assets, with a fair value totaling $76,992,069, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to December 2014.  It is generally not known when these restrictions will be lifted.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2014:

Type of Level 3 Investment	Fair Value as of December 31, 2014	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	9,184,237	Net asset value (“NAV”) as practical expedient *	N/A
Enhanced Fixed Income	45,640,662	NAV as practical expedient *	N/A
Opportunistic Equity	55,502,756	NAV as practical expedient *	N/A
Private Investments	454,684,049	NAV as practical expedient *	N/A
Tactical Trading	2,303,202	NAV as practical expedient *	N/A
Preferred Stock
Private Investments	206,025	Current value method	Recent round of financing
Total Level 3 Investments	$567,520,931

*  Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing and the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 2, 2015

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 2, 2015

* Print the name and title of each signing officer under his or her signature.